TRANSITION PERIOD COMPARATIVE DATA	6 Months Ended
Jun. 30, 2012
TRANSITION PERIOD COMPARATIVE DATA [Abstract]
TRANSITION PERIOD COMPARATIVE DATA

NOTE 14 - TRANSITION PERIOD COMPARATIVE DATA

	Six month period ended June 30,
	2012	2011 (unaudited)

	($ in thousands)
Operating Data:
Revenues	$2,071	$2,726
Cost of revenues	1,377	1,539
Gross Profit	694	1,187
Operating expenses:
Research and development	2,607	1,093
Selling and marketing	1,246	1,045
General and administrative (including $1,454 and $99 of share-based compensation for the six month periods ended June 30, 2012 and 2011, respectively)	3,999	2,391
Total operating expenses	7,852	4,529
Loss from operations	(7,158)	(3,342)
Financial expenses (income), net	(109)	787
Loss before income taxes	(7,049)	(4,129)
Tax expenses	32	20
Net loss	$(7,081)	$(4,149)
Net loss per share - basic and diluted	$(0.10)	$(0.07)

Weighted average number of ordinary shares used in computing net loss per share - basic and diluted	68,176,882	57,312,945
Cash Flow Data:
Net cash used by operating activities	$(4,363)	$(1,786)
Net cash used by investing activities	(200)	(144)
Net cash provided by financing activities	9,753	9,356
Effect of exchange rate changes on cash and cash equivalents		8
Net increase in cash and cash equivalents	$5,190	$7,434